IMPAIRMENT, NET OF REVERSALS (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Impairment charges
Impairment charge related to property, plant and equipment		$ 21.5	$ 68.3
Reversal of impairment charges		97.0
Impairment charge related to inventory and other assets			71.3
Impairment, net of reversals		21.5	139.6
Tax expense (recovery) on impairment charge		(83.6)
Impairment charge		(75.5)	139.6
Inventory impairment charges			71.3
Maricunga
Impairment charges
Impairment charge	$ 68.3		$ 71.3
Carrying amounts of property, plant and equipment	$ (10.9)
Paracatu
Impairment charges
Impairment charge related to property, plant and equipment		253.0
Tax expense (recovery) on impairment charge		(86.0)
Carrying amounts of property, plant and equipment		1,275.6
Tasiast
Impairment charges
Reversal of impairment charges		142.9
Carrying amounts of property, plant and equipment		1,417.5
Fort Knox
Impairment charges
Reversal of impairment charges		88.6
Tax expense (recovery) on impairment charge		2.4
Carrying amounts of property, plant and equipment		$ 420.2